Valuation Allowances (Changes in Valuation Allowances) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		¥ 7,714	¥ 7,579	¥ 7,073
Charged to Costs or Expenses		7,701	6,704	6,893
Charged (Credited) to Other Accounts	[1]	(713)	264	352
Charge-offs		(7,195)	(6,833)	(6,739)
Balance at End of Year		7,507	7,714	7,579
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		4,363	4,623	4,545
Charged to Costs or Expenses		1,015	605	522
Charged (Credited) to Other Accounts	[1]	(574)	(147)	251
Charge-offs		(587)	(718)	(695)
Balance at End of Year		4,217	4,363	4,623
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		3,351	2,956	2,528
Charged to Costs or Expenses		6,686	6,099	6,371
Charged (Credited) to Other Accounts	[1]	(139)	411	101
Charge-offs		(6,608)	(6,115)	(6,044)
Balance at End of Year		¥ 3,290	¥ 3,351	¥ 2,956

[1]	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.